FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Interest rate risk (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 3,199,751	R$ 3,983,519
Financial liabilities		R$ 647,214	R$ 703,114
USD
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate	5.20	5.20
USD | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate	5.17	5.17
USD | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate	6.46	6.46
USD | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate	7.76	7.76
Interest rate risk
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate	5.20	5.20
Assumed interest rate	0.26%	0.26%
Interest rate risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (283)
Assumed foreign exchange rate	5.17	5.17
Assumed interest rate	0.23%	0.23%
Interest rate risk | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (278)
Interest rate risk | Scenario I - Likely | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(5)
Interest rate risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (354)
Assumed foreign exchange rate	6.46	6.46
Assumed interest rate	0.29%	0.29%
Interest rate risk | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (348)
Interest rate risk | Scenario (25%) | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(6)
Interest rate risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (424)
Assumed foreign exchange rate	7.76	7.76
Assumed interest rate	0.35%	0.35%
Interest rate risk | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (417)
Interest rate risk | Scenario (50%) | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(7)
Interest rate risk | Foreign Currency
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(624,345)
Interest rate risk | Foreign Currency | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(614,331)
Interest rate risk | Foreign Currency | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(10,014)
Interest rate risk | USD
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(120,143)
Interest rate risk | USD | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(118,216)
Interest rate risk | USD | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $	$ (1,927)
Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,082,159)
Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,352,698)
Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,623,238)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(18,968,978)
Effect on profit/loss - revenue (expense)		R$ (18,968,978)
Assumed interest rate	1.90%	1.90%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ (550,373)
Effect on profit/loss - revenue (expense)		R$ (550,373)
Assumed interest rate	2.90%	2.90%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ (687,966)
Effect on profit/loss - revenue (expense)		R$ (687,966)
Assumed interest rate	3.63%	3.63%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ (825,559)
Effect on profit/loss - revenue (expense)		R$ (825,559)
Assumed interest rate	4.35%	4.35%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 2,501,312
Financial liabilities		(7,094,597)
Effect on profit/loss - revenue (expense)		R$ (4,593,285)
Assumed interest rate	2.00%	2.00%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 75,039
Financial liabilities		(212,838)
Effect on profit/loss - revenue (expense)		R$ (137,799)
Assumed interest rate	3.00%	3.00%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 93,799
Financial liabilities		(266,047)
Effect on profit/loss - revenue (expense)		R$ (172,248)
Assumed interest rate	3.75%	3.75%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 112,559
Financial liabilities		(319,257)
Effect on profit/loss - revenue (expense)		R$ (206,698)
Assumed interest rate	4.50%	4.50%
TJLP (long-term interest rate) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ (5,260,994)
Effect on profit/loss - revenue (expense)		R$ (5,260,994)
Assumed interest rate	4.55%	4.55%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ (248,555)
Effect on profit/loss - revenue (expense)		R$ (248,555)
Assumed interest rate	4.72%	4.72%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ (310,694)
Effect on profit/loss - revenue (expense)		R$ (310,694)
Assumed interest rate	5.91%	5.91%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ (372,833)
Effect on profit/loss - revenue (expense)		R$ (372,833)
Assumed interest rate	7.09%	7.09%
IGPM | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ (1,053,194)
Effect on profit/loss - revenue (expense)		R$ (860,259)
Assumed interest rate	23.14%	23.14%
IGPM | Interest rate appreciation risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 192,935
IGPM | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(109,532)
Effect on profit/loss - revenue (expense)		R$ (89,467)
Assumed interest rate	10.40%	10.40%
IGPM | Interest rate appreciation risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 20,065
IGPM | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(136,915)
Effect on profit/loss - revenue (expense)		R$ (111,833)
Assumed interest rate	13.00%	13.00%
IGPM | Interest rate appreciation risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 25,082
IGPM | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(164,298)
Effect on profit/loss - revenue (expense)		R$ (134,200)
Assumed interest rate	15.60%	15.60%
IGPM | Interest rate appreciation risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 30,098
IPCA | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(4,877,059)
Effect on profit/loss - revenue (expense)		R$ (1,660,699)
Assumed interest rate	4.38%	4.38%
IPCA | Interest rate appreciation risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 129,541
IPCA | Interest rate appreciation risk | Right of reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets		3,086,819
IPCA | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(164,357)
Effect on profit/loss - revenue (expense)		R$ (55,965)
Assumed interest rate	3.37%	3.37%
IPCA | Interest rate appreciation risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 4,366
IPCA | Interest rate appreciation risk | Scenario I - Likely | Right of reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets		104,026
IPCA | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(205,446)
Effect on profit/loss - revenue (expense)		R$ (69,957)
Assumed interest rate	4.21%	4.21%
IPCA | Interest rate appreciation risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 5,457
IPCA | Interest rate appreciation risk | Scenario (25%) | Right of reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets		130,032
IPCA | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		(246,535)
Effect on profit/loss - revenue (expense)		R$ (83,948)
Assumed interest rate	5.06%	5.06%
IPCA | Interest rate appreciation risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 6,548
IPCA | Interest rate appreciation risk | Scenario (50%) | Right of reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 156,039